Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[2]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-4 CIK # Not Applicable
		Citi	354	41,689,356.71	100.00%	0	-	0.00%	1	152,461.48	0.37%	0	-	0.00%	1	101,848.06	0.24%	2	158,714.95	0.38%	0	-	0.00%
Total			354	41,689,356.71	100.00%	0	-	0.00%	1	152,461.48	0.37%	0	-	0.00%	1	101,848.06	0.24%	2	158,714.95	0.38%	0	-	0.00%

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2 The Securitizer disclosed in its quarterly filing made on November 15, 2013 pursuant to Rule 15Ga-1(c)(2)(ii) that four assets originated by Citi subject to demands to repurchase or replace such assets were pending repurchase or replacement (each, a “2012-4 Pending Asset”). As disclosed herein, during the 3-month period ending December 31, 2013, the demands to repurchase two 2012-4 Pending Assets were withdrawn, the demand to repurchase one 2012-4 Pending Asset is in dispute and was not rejected, withdrawn, repurchased or cured and one 2012-4 Pending Asset was repurchased.